Shareholders' equity (Schedule of Status of Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of share options
Outstanding at the beginning of the year	3,223,443
Granted	388,886
Exercised	(651,771)
Forfeited	(51,960)
Outstanding at the end of the year	2,908,598	3,223,443
Exercisable at the end of the year	1,694,321
Weighted-average exercise price
Outstanding at the beginning of the year	$ 17.22
Granted	239.26
Exercised	12.36
Forfeited	25.52
Outstanding at the end of the year	47.85	$ 17.22
Exercisable at the end of the year	$ 20.25
Weighted-average remaining contractual term (in years)
Outstanding	6 years 14 days	7 years 2 months 12 days
Exercisable at the end of the year	5 years 9 months 29 days